Finance Costs	12 Months Ended
Dec. 31, 2024
Text Block [abstract]
Finance costs
A.2	Finance costs

	2024 US$m	2023 US$m	2022 US$m

Interest on interest-bearing liabilities	350	229	212
Interest on lease liabilities	102	102	103
Accretion charge	293	238	110
Other finance costs	30	49	36
Less: Finance costs capitalised against qualifying assets	(410)	(311)	(294)

	365	307	167